Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JOHN HANCOCK FUNDS II
Entity Central Index Key	0001331971
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000134642 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Aggressive Portfolio
Class Name	Class R6
Trading Symbol	JIIRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Aggressive Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Aggressive Portfolio (Class R6/JIIRX)	$14	0.26%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%
Net Assets	$ 738,633,519
Holdings Count | Holding	28
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$738,633,519
Total number of portfolio holdings	28
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	63.0%
Equity	62.0%
Fixed income	1.0%
Unaffiliated investment companies	36.4%
Equity	35.7%
Alternative and specialty	0.7%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134635 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Aggressive Portfolio
Class Name	Class A
Trading Symbol	JABQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Aggressive Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Aggressive Portfolio (Class A/JABQX)	$35	0.66%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%
Net Assets	$ 738,633,519
Holdings Count | Holding	28
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$738,633,519
Total number of portfolio holdings	28
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	63.0%
Equity	62.0%
Fixed income	1.0%
Unaffiliated investment companies	36.4%
Equity	35.7%
Alternative and specialty	0.7%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134634 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Aggressive Portfolio
Class Name	Class 1
Trading Symbol	JIIOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Aggressive Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Aggressive Portfolio (Class 1/JIIOX)	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Net Assets	$ 738,633,519
Holdings Count | Holding	28
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$738,633,519
Total number of portfolio holdings	28
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	63.0%
Equity	62.0%
Fixed income	1.0%
Unaffiliated investment companies	36.4%
Equity	35.7%
Alternative and specialty	0.7%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134643 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Balanced Portfolio
Class Name	Class 1
Trading Symbol	JIBOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Balanced Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Balanced Portfolio (Class 1/JIBOX)	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
Net Assets	$ 1,486,512,212
Holdings Count | Holding	36
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,486,512,212
Total number of portfolio holdings	36
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	56.5%
Equity	37.3%
Fixed income	19.2%
Unaffiliated investment companies	38.7%
Equity	25.4%
Fixed income	12.6%
Alternative and specialty	0.7%
U.S. Government and Agency obligations	4.7%
U.S. Government	4.7%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134644 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Balanced Portfolio
Class Name	Class A
Trading Symbol	JABMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Balanced Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Balanced Portfolio (Class A/JABMX)	$37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
Net Assets	$ 1,486,512,212
Holdings Count | Holding	36
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,486,512,212
Total number of portfolio holdings	36
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	56.5%
Equity	37.3%
Fixed income	19.2%
Unaffiliated investment companies	38.7%
Equity	25.4%
Fixed income	12.6%
Alternative and specialty	0.7%
U.S. Government and Agency obligations	4.7%
U.S. Government	4.7%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134651 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Balanced Portfolio
Class Name	Class R6
Trading Symbol	JIBRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Balanced Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Balanced Portfolio (Class R6/JIBRX)	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Net Assets	$ 1,486,512,212
Holdings Count | Holding	36
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,486,512,212
Total number of portfolio holdings	36
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	56.5%
Equity	37.3%
Fixed income	19.2%
Unaffiliated investment companies	38.7%
Equity	25.4%
Fixed income	12.6%
Alternative and specialty	0.7%
U.S. Government and Agency obligations	4.7%
U.S. Government	4.7%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134660 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Conservative Portfolio
Class Name	Class R6
Trading Symbol	JLCSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Conservative Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Conservative Portfolio (Class R6/JLCSX)	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 378,138,245
Holdings Count | Holding	26
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$378,138,245
Total number of portfolio holdings	26
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	49.4%
Fixed income	39.9%
Equity	9.5%
Unaffiliated investment companies	40.8%
Fixed income	28.2%
Equity	12.6%
U.S. Government and Agency obligations	9.7%
U.S. Government	9.7%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134653 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Conservative Portfolio
Class Name	Class A
Trading Symbol	JABJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Conservative Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Conservative Portfolio (Class A/JABJX)	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Net Assets	$ 378,138,245
Holdings Count | Holding	26
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$378,138,245
Total number of portfolio holdings	26
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	49.4%
Fixed income	39.9%
Equity	9.5%
Unaffiliated investment companies	40.8%
Fixed income	28.2%
Equity	12.6%
U.S. Government and Agency obligations	9.7%
U.S. Government	9.7%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134652 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Conservative Portfolio
Class Name	Class 1
Trading Symbol	JLCGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Conservative Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Conservative Portfolio (Class 1/JLCGX)	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Net Assets	$ 378,138,245
Holdings Count | Holding	26
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$378,138,245
Total number of portfolio holdings	26
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	49.4%
Fixed income	39.9%
Equity	9.5%
Unaffiliated investment companies	40.8%
Fixed income	28.2%
Equity	12.6%
U.S. Government and Agency obligations	9.7%
U.S. Government	9.7%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134661 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Growth Portfolio
Class Name	Class 1
Trading Symbol	JLGOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Growth Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Growth Portfolio (Class 1/JLGOX)	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 1,492,638,552
Holdings Count | Holding	35
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,492,638,552
Total number of portfolio holdings	35
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	59.0%
Equity	49.8%
Fixed income	9.2%
Unaffiliated investment companies	38.5%
Equity	32.2%
Fixed income	5.6%
Alternative and specialty	0.7%
U.S. Government and Agency obligations	2.5%
U.S. Government	2.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134662 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Growth Portfolio
Class Name	Class A
Trading Symbol	JABPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Growth Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Growth Portfolio (Class A/JABPX)	$36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Net Assets	$ 1,492,638,552
Holdings Count | Holding	35
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,492,638,552
Total number of portfolio holdings	35
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	59.0%
Equity	49.8%
Fixed income	9.2%
Unaffiliated investment companies	38.5%
Equity	32.2%
Fixed income	5.6%
Alternative and specialty	0.7%
U.S. Government and Agency obligations	2.5%
U.S. Government	2.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134669 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Growth Portfolio
Class Name	Class R6
Trading Symbol	JLGSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Growth Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Growth Portfolio (Class R6/JLGSX)	$15	0.28%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
Net Assets	$ 1,492,638,552
Holdings Count | Holding	35
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,492,638,552
Total number of portfolio holdings	35
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	59.0%
Equity	49.8%
Fixed income	9.2%
Unaffiliated investment companies	38.5%
Equity	32.2%
Fixed income	5.6%
Alternative and specialty	0.7%
U.S. Government and Agency obligations	2.5%
U.S. Government	2.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134678 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Moderate Portfolio
Class Name	Class R6
Trading Symbol	JLMRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Moderate Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Moderate Portfolio (Class R6/JLMRX)	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 500,954,065
Holdings Count | Holding	36
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$500,954,065
Total number of portfolio holdings	36
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	52.3%
Fixed income	29.8%
Equity	22.5%
Unaffiliated investment companies	41.3%
Fixed income	20.8%
Equity	19.8%
Alternative and specialty	0.7%
U.S. Government and Agency obligations	6.4%
U.S. Government	6.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134671 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Moderate Portfolio
Class Name	Class A
Trading Symbol	JABKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Moderate Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Moderate Portfolio (Class A/JABKX)	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Net Assets	$ 500,954,065
Holdings Count | Holding	36
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$500,954,065
Total number of portfolio holdings	36
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	52.3%
Fixed income	29.8%
Equity	22.5%
Unaffiliated investment companies	41.3%
Fixed income	20.8%
Equity	19.8%
Alternative and specialty	0.7%
U.S. Government and Agency obligations	6.4%
U.S. Government	6.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134670 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Moderate Portfolio
Class Name	Class 1
Trading Symbol	JLMOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Moderate Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Moderate Portfolio (Class 1/JLMOX)	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 500,954,065
Holdings Count | Holding	36
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$500,954,065
Total number of portfolio holdings	36
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	52.3%
Fixed income	29.8%
Equity	22.5%
Unaffiliated investment companies	41.3%
Fixed income	20.8%
Equity	19.8%
Alternative and specialty	0.7%
U.S. Government and Agency obligations	6.4%
U.S. Government	6.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.